2. VARIABLE INTEREST ENTITY (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Variable Interest Entity Details Narrative
Proforma net income (loss) available to common stockholders	$ (23,288,000)	$ (1,311,000)
Proforma income (loss) per share	$ (0.21)	$ (0.03)